NORWEST ADVANTAGE FUNDS



                           PERFORMA GLOBAL GROWTH FUND

                       Supplement Dated February 10, 1999
                       to Prospectus Dated October 1, 1998

     Shares of the Fund currently are not offered for sale to new investors.